UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2009 (Unaudited)

Principal Amount	Description	Value (†)
Bonds and Notes — 98.3% of Net Assets
	ABS Home Equity — 1.0%
$1,088,427	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	$771,653
3,132,626	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.804%, 7/25/2034	865,858
903,393	Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.470%, 3/25/2032	677,620

		2,315,131

	Automotive — 0.6%
865,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	695,488
810,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	619,268

		1,314,756

	Banking — 6.4%
2,105,000	Barclays Bank PLC, 6.750%, 5/22/2019	2,087,680
1,365,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	1,367,423
2,135,000	Citigroup, Inc., 6.500%, 8/19/2013	2,073,892
625,000	Goldman Sachs Group, Inc. (The), 5.300%, 2/14/2012	646,836
1,040,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	1,012,520
1,560,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	1,549,715
1,670,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	1,545,679
1,230,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.450%, 2/05/2013	1,197,155
800,000	Morgan Stanley, 4.000%, 1/15/2010	808,004
615,000	Morgan Stanley, 5.375%, 10/15/2015	602,608
100,000	Morgan Stanley, 6.750%, 4/15/2011	104,757
835,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	832,417
515,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	479,402

		14,308,088

	Building Materials — 0.5%
815,000	Owens Corning, Inc., 7.000%, 12/01/2036	577,616
795,000	USG Corp., 6.300%, 11/15/2016	588,300

		1,165,916

	Chemicals — 0.7%
505,000	Ashland, Inc., 144A, 9.125%, 6/01/2017	525,200
1,000,000	Chevron Phillips Chemical Co. LLC, 144A, 8.250%, 6/15/2019	1,043,214

		1,568,414

	Commercial Mortgage-Backed Securities — 10.2%
795,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047	767,803
850,000	Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045	819,763
1,305,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	1,184,863
490,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.689%, 4/10/2049(b)	371,093
1,245,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A2, 5.270%, 12/11/2040	1,208,749
1,200,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16, Class A2, 5.665%, 6/11/2040(b)	1,110,137
990,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	821,005
145,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	117,349
285,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(b)	233,893
350,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	279,930
710,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	685,023
960,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.217%, 2/15/2041(b)	692,404
1,800,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	1,734,207
1,315,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.917%, 7/10/2038(b)	1,078,672

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$ 543,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	$432,833
2,005,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,612,106
1,500,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	1,273,442
1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	929,791
1,375,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.875%, 4/15/2045(b)	1,167,053
850,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	640,055
770,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.798%, 6/15/2049(b)	587,999
1,710,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	1,612,168
900,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.650%, 6/11/2042(b)	755,158
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(b)	1,014,572
2,070,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	1,581,000

		22,711,068

	Construction Machinery — 0.5%
830,000	Caterpillar Financial Services Corp., 7.150%, 2/15/2019	888,415
220,000	Caterpillar Financial Services Corp., MTN, 5.450%, 4/15/2018	209,452

		1,097,867

	Consumer Products — 0.2%
255,000	Whirlpool Corp., 8.000%, 5/01/2012	263,919
250,000	Whirlpool Corp., 8.600%, 5/01/2014	261,250

		525,169

	Distributors — 0.3%
605,000	EQT Corp., 8.125%, 6/01/2019	647,573

	Diversified Manufacturing — 1.4%
1,200,000	Crane Co., 6.550%, 11/15/2036(c)	1,036,044
2,145,000	General Electric Co., 5.250%, 12/06/2017	2,106,487

		3,142,531

	Electric — 1.9%
290,000	AES Corp. (The), 7.750%, 10/15/2015	269,700
570,000	AES Corp. (The), 8.000%, 10/15/2017	530,100
715,000	AES Corp. (The), 8.000%, 6/01/2020	641,712
110,000	CMS Energy Corp., 8.750%, 6/15/2019	111,290
950,000	Enersis SA, Chile, 7.375%, 1/15/2014	1,016,251
355,000	Florida Power & Light Co., 4.950%, 6/01/2035	329,898
690,000	Ipalco Enterprises, Inc., 144A, 7.250%, 4/01/2016	658,950
590,000	Southern California Edison Co., 7.625%, 1/15/2010	606,860

		4,164,761

	Environmental — 0.3%
545,000	Waste Management, Inc., 7.375%, 3/11/2019	584,035

	Financial Other — 0.7%
1,430,000	HKCG Finance Ltd., 144A, 6.250%, 8/07/2018	1,551,458

	Food & Beverage — 2.7%
560,000	Anheuser-Busch Cos., Inc., 4.500%, 4/01/2018	502,776
805,000	Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	749,841
605,000	Bunge Ltd. Finance Co., 8.500%, 6/15/2019	632,619
1,015,000	Dr Pepper Snapple Group, Inc., 6.820%, 5/01/2018	1,073,379
915,000	Kraft Foods, Inc., 6.125%, 8/23/2018	947,577
925,000	Kraft Foods, Inc., 6.875%, 2/01/2038	978,459
1,040,000	Smithfield Foods, Inc., 144A, 10.000%, 7/15/2014	1,027,000

		5,911,651

	Government Guaranteed — 0.4%
910,000	JPMorgan Chase & Co., 2.125%, 6/22/2012	913,378

	Government Owned - No Guarantee — 4.4%
1,280,000	Export-Import Bank of Korea, 8.125%, 1/21/2014	1,401,126
5,617,000	Federal National Mortgage Association, 4.375%, 9/13/2010	5,866,962
2,139,000	Federal National Mortgage Association, 5.375%, 6/12/2017	2,386,489

		9,654,577

	Health Insurance — 0.7%
1,470,000	WellPoint, Inc., 7.000%, 2/15/2019	1,519,637

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount	Description	Value (†)
	Healthcare — 1.0%
$ 190,000	Express Scripts, Inc., 7.250%, 6/15/2019	$209,522
575,000	HCA, Inc., 7.500%, 12/15/2023	374,539
450,000	HCA, Inc., 9.125%, 11/15/2014	445,500
485,000	Hospira, Inc., 6.050%, 3/30/2017	473,649
670,000	Medco Health Solutions, 7.250%, 8/15/2013	718,637

		2,221,847

	Hybrid ARMs — 1.2%
1,255,614	FHLMC, 5.965%, 11/01/2036(b)	1,307,267
1,197,916	FNMA, 6.031%, 2/01/2037(b)	1,259,989
189,787	JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.825%, 1/25/2037(b)	171,637

		2,738,893

	Independent Energy — 1.5%
1,510,000	Anadarko Petroleum Corp., 6.950%, 6/15/2019	1,523,890
1,735,000	XTO Energy, Inc., 6.375%, 6/15/2038	1,773,160

		3,297,050

	Lodging — 0.6%
1,390,000	Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	1,353,846

	Media Cable — 2.6%
590,000	Comcast Corp., 6.450%, 3/15/2037	581,468
1,470,000	Comcast Corp., 6.950%, 8/15/2037	1,532,738
755,000	Cox Communications, Inc., 6.750%, 3/15/2011	796,386
873,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	837,081
1,760,000	Time Warner Cable, Inc., 8.250%, 4/01/2019	1,996,926

		5,744,599

	Metals & Mining — 1.1%
1,010,000	ArcelorMittal, 9.850%, 6/01/2019	1,090,004
790,000	Rio Tinto Finance (USA) Ltd., 9.000%, 5/01/2019	878,088
710,000	United States Steel Corp., 6.650%, 6/01/2037	536,424

		2,504,516

	Mortgage Related — 18.6%
764,259	FHLMC, 4.000%, 7/01/2019	778,191
1,540,407	FHLMC, 4.500%, 12/01/2034	1,539,669
374,226	FHLMC, 5.000%, 11/01/2018	388,803
1,044,666	FHLMC 5.500%, with various maturities in 2018(d)	1,101,248
153,461	FHLMC, 6.000%, 6/01/2035	161,281
603,588	FNMA, 4.000%, 6/01/2019	614,969
6,062,253	FNMA 4.500%, with various maturities from 2019 to 2035(d)	6,164,912
822,367	FNMA, 5.500%, 5/01/2018	868,574
7,641,615	FNMA 6.000%, with various maturities from 2016 to 2039(d)	8,012,200
3,501,781	FNMA 6.500%, with various maturities from 2029 to 2037(d)	3,738,077
172,954	FNMA 7.000%, with various maturities in 2030(d)	189,522
181,214	FNMA 7.500%, with various maturities from 2024 to 2032(d)	197,822
5,333,803	GNMA 5.000%, with various maturities from 2035 to 2038(d)	5,453,848
7,700,185	GNMA 5.500%, with various maturities from 2034 to 2038(d)	7,965,922
2,814,104	GNMA 6.000%, with various maturities from 2029 to 2037(d)	2,936,093
540,519	GNMA 6.500%, with various maturities from 2028 to 2032(d)	582,079
296,236	GNMA 7.000%, with various maturities from 2025 to 2029(d)	322,925
109,265	GNMA 7.500%, with various maturities from 2025 to 2030(d)	119,753
59,314	GNMA, 8.000%, 11/15/2029	67,085
97,380	GNMA 8.500%, with various maturities from 2017 to 2023(d)	105,475
19,034	GNMA 9.000%, with various maturities in 2016(d)	20,613
37,092	GNMA 11.500%, with various maturities from 2013 to 2015(d)	41,444

		41,370,505

	Non-Captive Consumer — 1.1%
735,000	HSBC Finance Corp., 7.000%, 5/15/2012	757,761
245,000	SLM Corp., MTN, 5.050%, 11/14/2014	189,557

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount	Description	Value (†)
	Non-Captive Consumer — continued
$ 215,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	$173,904
120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	79,606
35,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	28,130
420,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	247,800
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	970,975

		2,447,733

	Non-Captive Diversified — 2.8%
63,000	CIT Group, Inc., 5.400%, 1/30/2016	35,574
120,000	CIT Group, Inc., 5.800%, 10/01/2036	66,600
109,000	CIT Group, Inc., GMTN, 5.000%, 2/13/2014	64,731
103,000	CIT Group, Inc., GMTN, 5.000%, 2/01/2015	60,668
1,089,000	CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036	528,165
120,000	CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017	67,706
745,000	General Electric Capital Corp., 5.875%, 1/14/2038	589,583
1,180,000	General Electric Capital Corp., Series A, MTN, 5.625%, 9/15/2017	1,129,317
1,842,000	GMAC LLC, 144A, 6.625%, 5/15/2012	1,538,070
571,000	GMAC LLC, 144A, 8.000%, 11/01/2031	399,700
465,000	International Lease Finance Corp., 5.000%, 4/15/2010	425,881
205,000	International Lease Finance Corp., 6.375%, 3/25/2013	155,967
120,000	International Lease Finance Corp., Series R, MTN, 5.300%, 5/01/2012	93,020
40,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	31,076
285,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	206,526
1,250,000	iStar Financial, Inc., Senior Note, 6.000%, 12/15/2010	862,500

		6,255,084

	Oil Field Services — 0.8%
190,000	Nabors Industries, Inc., 6.150%, 2/15/2018	182,393
730,000	Nabors Industries, Inc., 144A, 9.250%, 1/15/2019	841,673
750,000	Weatherford International Ltd., 6.500%, 8/01/2036	678,743

		1,702,809

	Paper — 1.7%
565,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	437,875
755,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	590,788
735,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	624,750
365,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	315,725
1,730,000	International Paper Co., 9.375%, 5/15/2019	1,763,491

		3,732,629

	Pharmaceuticals — 0.5%
1,020,000	Roche Holdings, Inc., 144A, 6.000%, 3/01/2019	1,087,607

	Pipelines — 1.3%
1,150,000	NGPL Pipeco LLC, 144A, 6.514%, 12/15/2012	1,205,418
705,000	ONEOK Partners LP, 8.625%, 3/01/2019	788,463
830,000	TEPPCO Partners LP, 7.550%, 4/15/2038	861,839

		2,855,720

	Property & Casualty Insurance — 0.6%
760,000	Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	855,242
475,000	Willis North America, Inc., 6.200%, 3/28/2017	420,652

		1,275,894

	Refining — 0.5%
965,000	Valero Energy Corp., 9.375%, 3/15/2019	1,099,148

	REITs — 0.2%
640,000	Colonial Realty, LP, Senior Note, 5.500%, 10/01/2015	504,417

	Retailers — 0.5%
1,295,000	Home Depot, Inc., 5.875%, 12/16/2036	1,142,532

	Sovereigns — 2.2%
1,900,000	Emirate of Abu Dhabi, 144A, 6.750%, 4/08/2019	1,962,622
180,000	Indonesia Government International Bond, 144A, 6.625%, 2/17/2037	147,600
1,705,000	Indonesia Government International Bond, 144A, 7.750%, 1/17/2038	1,551,550
1,125,000	Republic of Korea, 7.125%, 4/16/2019	1,211,331

		4,873,103

	Technology — 2.3%
745,000	Corning, Inc., 7.250%, 8/15/2036	722,619
440,000	Equifax, Inc., 7.000%, 7/01/2037	426,375
1,180,000	Fiserv, Inc., 6.125%, 11/20/2012	1,224,837

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount	Description	Value (†)
	Technology — continued
$ 1,420,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	$482,800
85,000	Motorola, Inc., 6.500%, 9/01/2025	59,500
115,000	Motorola, Inc., 6.500%, 11/15/2028	78,200
185,000	Motorola, Inc., 6.625%, 11/15/2037	125,800
195,000	Pitney Bowes, Inc., 5.250%, 1/15/2037	194,972
279,000	Xerox Corp., 5.500%, 5/15/2012	278,236
910,000	Xerox Corp., 6.350%, 5/15/2018	812,175
683,000	Xerox Corp., 6.400%, 3/15/2016	628,360

		5,033,874

	Tobacco — 0.9%
880,000	Altria Group, Inc., 9.700%, 11/10/2018	1,008,872
1,185,000	Reynolds American, Inc., 7.250%, 6/15/2037	978,282

		1,987,154

	Treasuries — 17.1%
2,495,000	U.S. Treasury Bond, 3.500%, 2/15/2039	2,157,402
3,810,000	U.S. Treasury Note, 2.750%, 2/15/2019	3,568,294
30,880,000	U.S. Treasury Note, 3.125%, 5/15/2019	29,866,827
2,205,000	U.S. Treasury Note, 3.625%, 1/15/2010	2,243,415

		37,835,938

	Wireless — 1.8%
10,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	7,975
15,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	11,812
1,385,000	SK Telecom Co., Ltd., 144A, 6.625%, 7/20/2027	1,279,901
2,290,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,625,900
1,420,000	True Move Co. Ltd., 144A, 10.750%, 12/16/2013	1,086,300

		4,011,888

	Wirelines — 4.5%
3,213,000	Embarq Corp., 7.995%, 6/01/2036	2,825,429
935,000	Frontier Communications Corp., 7.875%, 1/15/2027	748,000
750,000	Qtel International Financial, 144A, 7.875%, 6/10/2019	763,033
210,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	161,700
460,000	Qwest Corp., 6.875%, 9/15/2033	335,800
850,000	Qwest Corp., 7.250%, 9/15/2025	650,250
255,000	Qwest Corp., 7.250%, 10/15/2035	184,875
1,790,000	Qwest Corp., 7.500%, 6/15/2023	1,423,050
590,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	498,318
1,700,000	Telecom Italia Capital SA, 7.200%, 7/18/2036	1,648,286
600,000	Telemar Norte Leste SA, 144A, 9.500%, 4/23/2019	653,250

		9,891,991

	Total Bonds and Notes (Identified Cost $218,409,026)	218,064,787

Shares
Preferred Stocks — 0.2%
	Diversified Financial Services — 0.1%
532	Preferred Blocker, Inc., 144A, 7.000%	228,793

	Thrifts & Mortgage Finance — 0.1%
256,000	Federal National Mortgage Association, 6.750%(e)(f)	307,200
4,200	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(e)(f)	5,628

		312,828

	Total Preferred Stocks (Identified Cost $1,717,444)	541,621

Principal Amount
Short-Term Investments — 1.5%
$ 2,310,000	Federal Home Loan Bank Discount Note, 0.010%, 7/01/2009(g)	2,310,000
974,655	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $974,655 on 7/01/2009, collateralized by $990,000 Federal National Mortgage Association, 2.150% due 5/04/2012 valued at $994,950, including accrued interest(h)	974,655

	Total Short-Term Investments (Identified Cost $3,284,655)	3,284,655

	Total Investments — 100.0% (Identified Cost $223,411,125)(a)	221,891,063
	Other assets less liabilities—(0.0)%	(99,871)

	Net Assets — 100.0%	$221,791,192

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $223,699,456 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,790,523
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,598,916)

Net unrealized depreciation	$(1,808,393)

At September 30, 2008, the Fund had a capital loss carryforward of approximately $19,696,181 of which $19,514,453 expires on September 30, 2010 and $181,728 expires on September 30, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(c)	Illiquid security. At June 30, 2009, the value of this security amounted to $1,036,044 or 0.5% of net assets.

(d)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Non-income producing security.

(f)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(g)	Rate represents discount rate at time of purchase.

(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $17,551,339 or 7.9% of net assets.

ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments;

•

Level 2 — prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
ABS Home Equity	$—	$1,449,273	$865,858	$2,315,131
Automotive	—	1,314,756	—	1,314,756
Banking	—	14,308,088	—	14,308,088
Building Materials	—	1,165,916	—	1,165,916
Chemicals	—	1,568,414	—	1,568,414
Commercial Mortgage-Backed Securities	—	22,711,068	—	22,711,068
Construction Machinery	—	1,097,867	—	1,097,867
Consumer Products	—	525,169	—	525,169
Distributors	—	647,573	—	647,573
Diversified Manufacturing	—	3,142,531	—	3,142,531
Electric	—	4,164,761	—	4,164,761
Environmental	—	584,035	—	584,035
Financial Other	—	1,551,458	—	1,551,458
Food & Beverage	—	5,911,651	—	5,911,651
Government Guaranteed	—	913,378	—	913,378
Government Owned - No Guarantee	—	9,654,577	—	9,654,577
Health Insurance	—	1,519,637	—	1,519,637
Healthcare	—	2,221,847	—	2,221,847
Hybrid ARMs	—	2,738,893	—	2,738,893
Independent Energy	—	3,297,050	—	3,297,050
Lodging	—	1,353,846	—	1,353,846
Media Cable	—	5,744,599	—	5,744,599
Metals & Mining	—	2,504,516	—	2,504,516
Mortgage Related	—	41,370,505	—	41,370,505
Non-Captive Consumer	—	2,199,933	247,800	2,447,733
Non-Captive Diversified	—	5,660,319	594,765	6,255,084

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Oil Field Services	$—	$1,702,809	$—	$1,702,809
Paper	—	3,732,629	—	3,732,629
Pharmaceuticals	—	1,087,607	—	1,087,607
Pipelines	—	2,855,720	—	2,855,720
Property & Casualty Insurance	—	1,275,894	—	1,275,894
Refining	—	1,099,148	—	1,099,148
REITs	—	504,417	—	504,417
Retailers	—	1,142,532	—	1,142,532
Sovereigns	—	4,873,103	—	4,873,103
Technology	—	5,033,874	—	5,033,874
Tobacco	—	1,987,154	—	1,987,154
Treasuries	—	37,835,938	—	37,835,938
Wireless	—	4,011,888	—	4,011,888
Wirelines	—	9,891,991	—	9,891,991

Total Bonds and Notes	—	216,356,364	1,708,423	218,064,787

Preferred Stocks
Diversified Financial Services	—	228,793	—	228,793
Thrifts & Mortgage Finance	307,200	5,628	—	312,828

Total Preferred Stocks	307,200	234,421	—	541,621

Short-Term Investments	974,655	2,310,000	—	3,284,655

Total	$1,281,855	$218,900,785	$1,708,423	$221,891,063

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
ABS Home Equity	$2,940,801	$—	$22,232	$(1,136,987)	$—	$(188,535)	$—	$(771,653)	$865,858
Financial Other	1,406,692	542	—	144,224	—	—	—	(1,551,458)	—
Non-Captive Consumer	—	859	—	36,941	—	—	210,000	—	247,800
Non-Captive Diversified	—	2,071	51,599	74,880	606,300	(522,468)	382,383	—	594,765
Technology	522,800	785	(1,029,550)	605,240	—	(99,275)	—	—	—
Wireless	2,216,254	1,871	—	148,076	—	—	—	(2,366,201)	—

Total	$7,086,547	$6,128	$(955,719)	$(127,626)	$606,300	$(810,278)	$592,383	$(4,689,312)	$1,708,423

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Net Asset Summary at June 30, 2009 (Unaudited)

Mortgage Related	18.6%
Treasuries	17.1
Commercial Mortgage-Backed Securities	10.2
Banking	6.4
Wirelines	4.5
Government Owned - No Guarantee	4.4
Non-Captive Diversified	2.8
Food & Beverage	2.7
Media Cable	2.6
Technology	2.3
Sovereigns	2.2
Other Investments, less than 2% each	24.7
Short-Term Investments	1.5

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 26, 2009

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 26, 2009